Filed Pursuant to Rule 497(e)

Registration No. 033-01719

THE GABELLI ASSET FUND

Supplement dated October 7, 2025
to
Statutory Prospectus and Statement of Additional Information, each dated April 30, 2025

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated April 30, 2025, of The Gabelli Asset Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus and SAI, as applicable.

Removal of Portfolio Manager

Effective October 1, 2025, Jeffrey J. Jonas is no longer a member of the Fund’s portfolio management team. Accordingly, all references to Mr. Jonas are removed from the Prospectus and SAI.

*****

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE